Share-Based Compensation - Schedule of RSUs Activity (Details) - Restricted Stock Units (RSUs) [Member] - ¥ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of RSUs Activity [Line Items]
Number of RSUs, Unvested Beginning	89,502	200,639	309,071
Weighted Average Grant Date Fair Value, Unvested Beginning	¥ 0.2	¥ 0.2	¥ 0.2
Number of RSUs, Granted
Weighted Average Grant Date Fair Value, Granted
Number of shares, Forfeited	4,250	21,635	8,113
Weighted Average Grant Date Fair Value, Forfeited	¥ 0.2	¥ 0.2	¥ 0.2
Number of shares, Vested	85,252	89,502	100,319
Weighted Average Grant Date Fair Value, Vested	¥ 0.2	¥ 0.2	¥ 0.2
Number of RSUs, Unvested Ending		89,502	200,639
Weighted Average Grant Date Fair Value, Unvested Ending		¥ 0.2	¥ 0.2